FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

11.FINANCIAL INSTRUMENTS

The Company’s financial instruments include cash and cash equivalents; investments; accounts receivable, net; accounts payable; acquisition-related obligations; notes payable; and capital lease obligations. Accounts receivable, net; accounts payable; and acquisition-related obligations are stated at their carrying value, which approximates fair value, due to their short maturity. The Company measures its cash equivalents and investments at fair value, based on an exchange or exit price which represents the amount that would be received for an asset sale or an exit price, or paid to transfer a liability in an orderly transaction between knowledgeable and willing market participants. The Company estimates the fair value for notes payable and capital lease obligations by discounting the future cash flows of the related note and lease payments. As of November 30, 2020 and 2019, the fair value of the cash and cash equivalents, restricted cash, notes payable and capital lease obligations approximates their recorded values.

The following tables set forth details about the Company’s investments (in thousands):

		Gross Unrealized	Gross Unrealized
November 30, 2020	Cost	Gains	Losses	Fair Value
Marketable securities	$—	$—	$—	$—
Cash held in escrow	—	—	—	—
Asset-backed securities	162	60	—	222
Total investments	$162	$60	$—	$222

		Gross Unrealized	Gross Unrealized
February 29, 2020	Cost	Gains	Losses	Fair Value
Marketable securities	$—	$—	$—	$—
Cash held in escrow	—	—	—	—
Asset-backed securities	162	17	—	179
Total investments	$162	$17	$—	$179

As a basis for considering such assumptions, accounting guidance establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs, such as quoted prices in an active market;

Level 2—Inputs other than the quoted prices in an active market that are observable either directly or indirectly; and

Level 3—Unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions.

Observable inputs are based on market data obtained from independent sources. Unobservable inputs reflect the Company’s assessment of the assumptions market participants would use to value certain financial instruments. This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

The Company’s assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy are summarized as follows (in thousands):

	November 30, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market	$4	$—	$—	$4
Total cash equivalents	4	—	—	4
Investments:
Marketable securities	—	—	—	—
Cash held in escrow	—	—	—	—
Asset-backed securities	—	222	—	222
Total investments	—	222	—	222
Total assets	$4	$222	$—	$226

Liabilities:
Earn-out liability	—	—	2,000	2,000
Total liabilities	$—	$—	$2,000	$2,000

	February 29, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market	$4	$—	$—	$4
Total cash equivalents	4	—	—	4
Investments:
Marketable securities	—	—	—	—
Cash held in escrow	—	—	—	—
Asset-backed securities	—	179	—	179
Total investments	—	179	—	179
Total assets	$4	$179	$—	$183

Liabilities:
Earn-out liability	—	—	2,000	2,000
Total liabilities	$—	$—	$2,000	$2,000

The fair values of the Company’s Level 1 financial instruments, which are traded in active markets, are based on quoted market prices for identical instruments. The fair values of the Company’s Level 2 financial instruments are based on quoted market prices for comparable instruments or model-driven valuations using observable market data or inputs corroborated by observable market data. The Company’s earn-out liabilities are valued using a Monte Carlo simulation model or the Black-Scholes option-pricing model. The assumptions used in preparing these models include estimates such as revenue growth rates, volatility, contractual terms, discount rates and risk-free interest rates. These valuation models use unobservable market input, and therefore the liabilities are classified as Level 3.

17. FINANCIAL INSTRUMENTS

The Company’s financial instruments include cash and cash equivalents; investments; accounts receivable, net; accounts payable; acquisition-related obligations; notes payable; and capital lease obligations.

Accounts receivable, net; accounts payable; and acquisition-related obligations are stated at their carrying value, which approximates fair value, due to their short maturity. The Company measures its cash equivalents and investments at fair value, based on an exchange or exit price which represents the amount that would be received for an asset sale or an exit price, or paid to transfer a liability in an orderly transaction between knowledgeable and willing market participants. The Company estimates the fair value for notes payable and capital lease obligations by discounting the future cash flows of the related note and lease payments. At February 29, 2020 and February 28, 2019, the fair value of the cash and cash equivalents, restricted cash, notes payable and capital lease obligations approximates their recorded values.

The following tables set forth investments at February 29, 2020 and February 28, 2019 (in thousands):

			Gross
		Gross Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
As of February 29, 2020:
Marketable securities	$—	$—	$—	$—
Cash held in escrow	—	—	—	—
Asset-backed securities	162	17	—	179
Total investments	$162	$17	$—	$179

			Gross
		Gross Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
As of February 28, 2019:
Marketable securities	$—	$—	$—	$—
Cash held in escrow	559	—	—	559
Asset-backed securities	162	24	—	186
Total long-term investments	$721	$24	$—	$745

As a basis for considering such assumptions, accounting guidance establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs, such as quoted prices in an active market;

Level 2 — Inputs other than the quoted prices an active market that are observable either directly or indirectly; and

Level 3 — Unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions.

Observable inputs are based on market data obtained from independent sources. Unobservable inputs reflect the Company’s assessment of the assumptions market participants would use to value certain financial instruments. This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

The Company’s assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy as of February 29, 2020 and February 28, 2019, are summarized as follows (in thousands):

	February 29, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market	$4	$—	$—	$4
Total cash equivalents	4	—	—	4
Investments:
Marketable securities	—	—	—	—
Cash held in escrow	—	—	—	—
Asset-backed securities	—	179	—	179
Total investments	—	179	—	179
Total assets	$4	$179	$—	$183
Liabilities
Earn-out liability	$—	$—	$2,000	$2,000
Total liabilities	$—	$—	$2,000	$2,000

	February 28, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market	$57	$—	$—	$57
Total cash equivalents	57	—	—	57
Investments:
Marketable securities	—	—	—	—
Cash held in escrow	559	—	—	559
Asset-backed securities	—	186	—	186
Total investments	559	186	—	745
Total assets	$616	$186	$—	$802
Liabilities
Earn-out liability	$—	$—	$620	$620
Total liabilities	$—	$—	$620	$620

Contingent Consideration — A reconciliation of the beginning and ending balances of acquisition related accrued earn-outs using significant unobservable inputs (Level 3) for the fiscal years ended February 29, 2020 and February 28, 2019, is summarized below (in thousands):

Earn-out liability as of February 28, 2018	$697
Acquisition date fair value of contingent consideration	—
Change in fair value of contingent consideration	(77)
Earn-out liability as of February 28, 2019	620
Acquisition date fair value of contingent consideration	2,000
Cash payments	(464)
Change in fair value of contingent consideration	(146)
Foreign exchange	(10)
Earn-out liability as of February 29, 2020	$2,000

The fair values of the Company’s Level 1 financial instruments, which are traded in active markets, are based on quoted market prices for identical instruments. The fair values of the Company’s Level 2 financial instruments are based on quoted market prices for comparable instruments or model-driven valuations using observable market data or inputs corroborated by observable market data. The Company’s earn-out liabilities are valued using a Monte Carlo simulation model or the Black-Scholes option-pricing model. The assumptions used in preparing these models include estimates such as revenue growth rates, volatility, contractual terms, discount rates, and risk-free interest rates. These valuation models use unobservable market input and therefore, the liabilities are classified as Level 3.